UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	1/31

Date of reporting period:	1/31/2025

Item 1. Reports to Stockholders.

(a)

Regents Park Hedged Market Strategy ETF

(RPHS) Cboe BZX Exchange, Inc.

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Regents Park Hedged Market Strategy ETF for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099. You can also request this information by contacting us at 1-866-866-4848.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regents Park Hedged Market Strategy ETF	$41	0.75%

How did the Fund perform during the reporting period?

Over the annual period ended Jan 31, 2025, the Fund returned 18.28% (NAV) vs. the S&P 500’s Total Return Index's return of 26.38%. The portfolio management team is very satisfied with the Fund’s performance over this period, given the hedged nature of the product. Returns were primarily driven by our long SPX futures positions, supplemented by the yield generated by the collateral portfolio. Over the period, the portfolio management team maintained a delta of between 60% to 95%, with an average delta of about 83%. The portfolio was and is positioned for a continued increase in equity market values, reflective of the portfolio management team’s constructive views on the US economy, US consumer, and health of corporate earnings. To hedge against potential downside risk, the Fund holds several options positions which the team uses with the goals of reducing downside volatility.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Regents Park Hedged Market Strategy ETF - NAV
S&P 500® Total Return Index
$15,000
$10,000
$5,000
$0
$13,713
$11,435
03/31/22
03/30/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
01/31/25

	Regents Park Hedged Market Strategy ETF - NAV	S&P 500® Total Return Index
03/30/22	$10,000	$10,000
03/31/22	$9,850	$9,844
06/30/22	$8,820	$8,259
09/30/22	$8,590	$7,856
12/31/22	$8,548	$8,450
03/31/23	$8,558	$9,083
06/30/23	$9,024	$9,877
09/30/23	$8,791	$9,554
12/31/23	$9,550	$10,671
03/31/24	$10,382	$11,798
06/30/24	$10,659	$12,303
09/30/24	$11,160	$13,027
12/31/24	$11,247	$13,341
01/31/25	$11,435	$13,713

Average Annual Total Returns

	1 Year	Since Inception (March 30, 2022)
Regents Park Hedged Market Strategy ETF - NAV	18.28%	4.83%
S&P 500® Total Return Index	26.38%	11.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$55,922,296
Number of Portfolio Holdings	49
Advisory Fee	$434,976
Portfolio Turnover	67%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	51.8%
Purchased Options	0.8%
U.S. Government & Agencies	47.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
39.1%
Financials
26.9%
Consumer Discretionary
6.2%
Real Estate
3.3%
Industrials
1.8%
Health Care
1.7%
Communications
1.1%
Energy
0.9%
Utilities
0.8%
Purchased Options
0.6%
Other Assets in Excess of Liabilities
17.6%

Value	Value
Other Assets in Excess of Liabilities	17.6%
Purchased Options	0.6%
Utilities	0.8%
Energy	0.9%
Communications	1.1%
Health Care	1.7%
Industrials	1.8%
Real Estate	3.3%
Consumer Discretionary	6.2%
Financials	26.9%
U.S. Treasury Obligations	39.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	39.1%
BPCE S.A.	2.7%
GLP Capital, L.P. / GLP Financing II, Inc.	2.2%
Credit Agricole S.A.	2.1%
Capital One Financial Corporation	1.8%
Wells Fargo & Company	1.8%
Societe Generale S.A.	1.7%
Ares Capital Corporation	1.3%
JPMorgan Chase & Company	1.3%
Nissan Motor Acceptance Corporation	1.3%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Regents Park Hedged Market Strategy ETF

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-RPHS

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b) (c)	Not applicable. During the period covered by this report, there were no amendments to any provision of the code of ethics.
(d) (e) (f)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics. Not applicable. See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $18,400

2024 $17,850

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $4,430

2024 $4,310

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended January 31, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman (subject to ratification by the Audit Committee) approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to render such audit or non-audit service.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended January 31, 2025, and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Regents Park Hedged Market Strategy ETF

January 31, 2025

Annual Financial Statements

and

Additional Information

Advised by:
Anfield Capital Management, LLC
19900 MacArthur Blvd., Suite 655
Irvine, CA 92612
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 42.7%
	ASSET MANAGEMENT — 3.5%
750,000	Ares Capital Corporation		4.2500	03/01/25	$749,468
625,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	608,499
100,000	UBS Group A.G.(a)		4.1250	09/24/25	99,740
500,000	UBS Group A.G.(a),(b)	H15T1Y + 1.550%	4.4880	05/12/26	499,389
					1,957,096
	AUTOMOTIVE — 4.9%
500,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	499,213
500,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	497,756
500,000	Ford Motor Credit Company, LLC		6.9500	03/06/26	508,991
500,000	General Motors Financial Company, Inc.		2.9000	02/26/25	499,341
741,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	712,134
					2,717,435
	BANKING — 18.2%
500,000	Barclays plc(b)	SOFRRATE +2.714%	2.8520	05/07/26	497,220
500,000	BNP Paribas S.A.(a)		4.3750	09/28/25	498,125
1,500,000	BPCE S.A.(a)		4.5000	03/15/25	1,498,682
500,000	Citigroup, Inc.		3.8750	03/26/25	499,477
500,000	Citigroup, Inc.(b)	SOFRRATE + 1.528%	3.2900	03/17/26	499,012
1,168,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,167,012
500,000	Deutsche Bank A.G.		4.5000	04/01/25	499,366
100,000	Deutsche Bank A.G.(b)	SOFRRATE + 3.190%	6.1190	07/14/26	100,507
500,000	ING Groep N.V.(b)	SOFRRATE + 1.640%	3.8690	03/28/26	499,200
750,000	JPMorgan Chase & Company(b)	TSFR3M + 1.585%	2.0050	03/13/26	747,722
500,000	KeyBank NA		3.4000	05/20/26	490,414
500,000	Lloyds Banking Group plc		4.5820	12/10/25	498,678
250,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	249,960
950,000	Societe Generale S.A.(a)		4.2500	04/14/25	947,836
500,000	Synchrony Bank		5.4000	08/22/25	501,187
1,000,000	Wells Fargo & Company(b)	SOFRRATE + 1.320%	3.9080	04/25/26	997,855
					10,192,253

See accompanying notes to financial statements.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 42.7% (Continued)
	BIOTECH & PHARMA — 1.7%
500,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	$484,872
500,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	492,698
					977,570
	ELECTRIC UTILITIES — 0.9%
350,000	Electricite de France S.A.(a)		3.6250	10/13/25	346,852
130,000	Puget Energy, Inc.		3.6500	05/15/25	129,448
					476,300
	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
361,000	UBS Group A.G.(a),(b)	SOFRRATE + 3.340%	6.3730	07/15/26	363,436

	LEISURE FACILITIES & SERVICES — 1.3%
500,000	Las Vegas Sands Corporation		2.9000	06/25/25	495,908
250,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	251,257
					747,165
	OIL & GAS PRODUCERS — 0.9%
500,000	Energy Transfer, L.P.		2.9000	05/15/25	497,276

	REAL ESTATE INVESTMENT TRUSTS — 3.3%
500,000	American Tower Corporation		4.0000	06/01/25	498,923
1,250,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.2500	06/01/25	1,249,169
76,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	75,881
					1,823,973
	SPECIALTY FINANCE — 4.5%
500,000	Air Lease Corporation		2.3000	02/01/25	500,000
550,000	Ally Financial, Inc.		5.7500	11/20/25	552,382
500,000	Aviation Capital Group, LLC(a)		1.9500	01/30/26	486,155
1,000,000	Capital One Financial Corporation(b)	SOFRRATE + 1.290%	2.6360	03/03/26	998,064
					2,536,601
	TELECOMMUNICATIONS — 1.1%
115,000	Crown Castle Towers, LLC(a)		3.6630	05/15/25	114,572
500,000	T-Mobile USA, Inc.		3.5000	04/15/25	498,782
					613,354

See accompanying notes to financial statements.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2025

Principal				Coupon Rate
Amount ($)			Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 42.7% (Continued)
	TRANSPORTATION & LOGISTICS — 1.8%
500,000	Air Canada(a)			3.8750	08/15/26	$487,935
500,000	Penske Truck Leasing Company Lp / PTL Finance(a)			3.9500	03/10/25	499,632
						987,567
	TOTAL CORPORATE BONDS (Cost $23,785,242)					23,890,026

Principal				Coupon Rate
Amount ($)				(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.1%
	U.S. TREASURY BILLS — 39.1%
22,000,000	United States Treasury Bill(c)			4.07	03/27/25	21,865,739

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $21,860,489)					21,865,739

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.6%
	CALL OPTIONS PURCHASED - 0.3%
25	S&P 500 INDEX	IB	03/24/2025	$6,200	$15,500,000	$124,125
10	S&P 500 INDEX	IB	04/21/2025	6,300	6,300,000	46,550
	TOTAL CALL OPTIONS PURCHASED (Cost - $153,950)					170,675

	PUT OPTIONS PURCHASED - 0.3%
20	S&P 500 INDEX	IB	04/21/2025	$5,900	$11,800,000	$180,100
	TOTAL PUT OPTIONS PURCHASED (Cost - $218,400)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $372,350)					350,775

	TOTAL INVESTMENTS - 82.4% (Cost $46,018,081)					$46,106,540
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.6%					9,815,756
	NET ASSETS - 100.0%					$55,922,296

See accompanying notes to financial statements.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2025

OPEN FUTURES CONTRACTS
Number of			Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(e)	Depreciation
150	CME E-Mini Standard & Poor’s 500 Index Future	03/24/2025	$45,504,375	$(536,438)
	TOTAL FUTURES CONTRACTS

A.G	- Aktiengesellschaft

IB	- Interactive Broker

LLC	- Limited Liability Company

LP	- Limited Partnership

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the total market value of 144A securities is $8,048,639 or 14.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2025.

(c)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2025.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2025

ASSETS
Investment securities:
At cost	$46,018,081
At fair value	$46,106,540
Cash	1,160,284
Deposits at broker for futures contracts	8,936,901
Interest receivable	287,960
Prepaid expenses and other assets	22,266
TOTAL ASSETS	56,513,951

LIABILITIES
Unrealized depreciation on futures contracts	536,438
Investment advisory fees payable	55,217
TOTAL LIABILITIES	591,655
NET ASSETS	$55,922,296

Net Assets Consist Of:
Paid in capital	$55,538,114
Accumulated earnings	384,182
NET ASSETS	$55,922,296

Net Asset Value Per Share:
Shares:
Net assets	$55,922,296
Shares of beneficial interest outstanding (a)	5,400,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.36

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2025

INVESTMENT INCOME
Dividends	$4,646
Interest	2,490,742
TOTAL INVESTMENT INCOME	2,495,388

EXPENSES
Investment advisory fees	434,976
TOTAL EXPENSES	434,976

NET INVESTMENT INCOME	2,060,412

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments and options purchased	636,688
Net realized gain from futures contracts	9,258,644
Net change in unrealized appreciation on investments and options purchased	115,907
Net change in unrealized depreciation on futures contracts	(2,158,251)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,852,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,913,400

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	January 31, 2025	January 31, 2024

FROM OPERATIONS
Net investment income	$2,060,412	$3,023,625
Net realized gain from investments and options purchased	636,688	51,929
Net realized gain from future contracts	9,258,644	4,459,674
Net change in unrealized appreciation on investments and options purchased	115,907	944,957
Net change in unrealized appreciation (depreciation) on future contracts	(2,158,251)	1,223,813
Net increase in net assets resulting from operations	9,913,400	9,703,998

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,993,945)	(3,198,250)
Net decrease in net assets from distributions to shareholders	(1,993,945)	(3,198,250)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,952,366	13,600,190
Payments for shares redeemed	(16,016,471)	(96,389,143)
Net decrease in net assets from shares of beneficial interest	(12,064,105)	(82,788,953)

TOTAL DECREASE IN NET ASSETS	(4,144,650)	(76,283,205)

NET ASSETS
Beginning of Year	60,066,946	136,350,151
End of Year	$55,922,296	$60,066,946

SHARE ACTIVITY
Shares Sold	400,000	1,575,000
Shares Redeemed	(1,625,000)	(10,975,000)
Net decrease in shares from beneficial interest outstanding	(1,225,000)	(9,400,000)

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	January 31, 2025	January 31, 2024		January 31, 2023 (a)

Net asset value, beginning of year/period	$9.07	$8.51		$10.00
Activity from investment operations:
Net investment income (b)	0.36	0.26		0.14
Net realized and unrealized gain (loss) on investments	1.30	0.77		(1.52)
Total from investment operations	1.66	1.03		(1.38)
Less distributions from:
Net investment income	(0.37)	(0.47)		(0.11)
Total distributions	(0.37)	(0.47)		(0.11)
Net asset value, end of year/period	$10.36	$9.07		$8.51

Total return (c)	18.28%	12.16%		(13.81	)% (g)(i)
Net assets, end of year/period (000s)	$55,922	$60,067		$136,350

Ratio of net expenses to average net assets	0.75%	0.79	% (f)	0.75	% (h)
Ratio of net investment income to average net assets (d)	3.55%	2.95	% (f)	1.85	% (h)

Portfolio Turnover Rate (e)	67%	0%		412	% (g)

(a)	The Regents Park Hedged Market Strategy ETF commenced operations on March 30, 2022.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(f)	Excluding interest expense, the following Ratios would have been:

January 31, 2024
Net expenses to average net assets	0.75%
Net investment income to average net assets	2.99%

(g)	Not annualized

(h)	Annualized

(i)	Represents total return based on net asset values per share from commencement of investment operations on March 30, 2022, through January 31, 2023.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2025

(1)	ORGANIZATION

The Regents Park Hedged Market Strategy ETF (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on March 30, 2022. The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide capital appreciation through exposure to the U.S. Large Cap equity market while hedging overall market risk. There is no guarantee that the Fund will achieve its investment objective.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the -counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time. Exchange- traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Investments in open-end investment -companies are valued at net asset value. The independent pricing- service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value

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NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds – The Fund may invest in portfolios of open -end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or any ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

Exchange-Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange-Traded Notes – The Fund may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of the S&P 500 Index (or other U.S. Large Cap equity market indices). Initial margin deposits required upon entering into futures contracts are satisfied by posting collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked- to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$23,890,026	$—	$23,890,026
U.S Government & Agencies	—	21,865,739	—	21,865,739
Index Options Purchased	350,775	—	—	350,775
Total	$350,775	$45,755,765	$—	$46,106,540

Liabilities*	Level 1	Level 2	Level 3	Total
Futures contracts**	$536,438	$—	$—	$536,438

The Fund did not hold any Level 3 securities during the year.

*	Refer to the Schedule of Investments for portfolio composition.

**	Represents the net unrealized appreciation (depreciation) of futures contracts.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of January 31, 2025, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of January 31, 2025:

	Asset Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Equity Risk	Unrealized depreciation on futures contracts	$(536,438)
Options Purchased - Equity Risk	Investment securities; At fair value	350,775
		$(185,663)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of January 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures Contracts	Net realized gain from futures contracts/Net change in unrealized depreciation on futures contracts
Options Purchased	Net realized gain from investments and options purchased/Net change in unrealized appreciation on investments and options purchased

The following is a summary of the Fund’s realized gain and unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended January 31, 2025:

Realized gain on derivatives recognized in the Statement of Operations
		Total for the
Derivative Investment Type	Equity Risk	Year Ended January 31, 2025
Futures Contracts	$9,258,644	$9,258,644
Options Purchased	632,097	632,097

Net change in unrealized depreciation on derivatives recognized in the
Statement of Operations
		Total for the
Derivative Investment Type	Equity Risk	Year Ended January 31, 2025
Futures Contracts	$(2,158,251)	$(2,158,251)
Options Purchased	(109,675)	(109,675)

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended 2024, or expected to be taken in the Fund’s January 31, 2025, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the year ended January 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $24,685,581 and $13,847,946, respectively. For the year ended January 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0, respectively.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities.

Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest. The Fund, not the Adviser, pays the following expenses: all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or nonrecurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto. For the year ended January 31, 2025, the Fund incurred advisory fees of $434,976.

Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) serves as sub- adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund. The Sub-Adviser has agreed to waive some or all of the sub-advisory fee payable to it from the Adviser to reimburse the Adviser in connection with the Adviser’s payment of the operating expenses of the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund at the annual rate of 0.68% of the Fund’s average daily net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,018,154 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$115,874
Gross unrealized depreciation:	(5,913)
Net unrealized appreciation:	$109,961

The tax character of fund distributions paid for the period ended January 31, 2025, and January 31, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2025	January 31, 2024
Ordinary Income	$1,993,945	$3,198,250
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,993,945	$3,198,250

As of January 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$105,065	$169,156	$—	$—	$—	$109,961	$384,182

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for the mark-to-market on open Section 1256 futures and options contracts.

At January 31, 2025, the Fund had no capital loss carry forwards for federal income tax purposes available to offset future capital gains, capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$7,458,205

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are principally in exchange for a deposit of a specified cash payment, plus a transaction fee, but may also be permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: absence of an active market risk, calculation methodology risk, cash redemption risk, cash transactions risk, collateralized loan obligations risk, counterparty risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, failure to qualify as a regulated investment company risk, financials sector risk, fixed income securities risk, fluctuation of net asset value risk, gap risk, hedging transactions risk, index risk, investment companies risk, leveraging risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, operational risk, options risk, portfolio turnover risk, trading issues risk, underlying fund risk, U.S. government securities risk, volatility risk and yield curve risk.

Derivatives Risk – The derivative instruments in which the Fund may invest may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Hedging Transactions Risk – The Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub -Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Index Risk – The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. Because the Fund structures its investments in order to hedge the Fund’s portfolio against declines in the S&P 500 Index, the performance of the Fund and the S&P 500 Index will differ from each other. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Options Risk – The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

Counterparty Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Absence of an Active Market Risk – The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.

Investment Companies Risks – When the Fund invests in other investment companies, (including open-end mutual funds or ETFs) (“underlying Funds”), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including management fees of the unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). The Fund may invest in in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

Financials Sector Risk – The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. Specifically, the financial sector may be significantly affected by changes in the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financials sector. The extent to which the Fund may invest in a company that engages in securities related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Regents Park Hedged Market Strategy ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Two Roads Shared Trust and the Shareholders of Regents Park Hedged Market Strategy ETF:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Regents Park Hedged Market Strategy ETF (the “Fund”), one of the funds constituting the Two Roads Shared Trust, as of January 31, 2025, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years then ended and for the period from March 30, 2022 (commencement of operations) through January 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years then ended and for the period from March 30, 2022 (commencement of operations) through January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California
March 26, 2025

We have served as the auditor of one or more Regents Park Funds, LLC investment companies since 2022.

Regents Park Hedged Market Strategy ETF

ADDITONAL INFORMATION

January 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 3/26/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 3/26/2025

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 3/26/2025